GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOING CONCERN
NOTE 3- GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the nine months ended September 30, 2021 and 2020. Financing activities described below have helped with working capital and other capital requirements.

We incurred $8,671,819 and $4,881,030, respectively, in losses, and we used $320,999 and $216,685, respectively, in cash from operations for the nine months ended September 30, 2021 and 2020. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, promissory note issued for research and development, note payable issued for legal fees, derivative expense or gain, gain on extinguishment of debt, loss on conversion of notes payable, impairment of goodwill and long-loved assts and share-based compensation which totaled to a net $4,456,370 for 2021 and $3,126,979 for 2020.

In addition, we report increases and reductions in liabilities as uses of cash and deceases assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities. For the nine months ended September 30, 2021, we had a net increase in our assets and liabilities of $3,894,450 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and an increase in the balances from our operating lease liabilities. For the nine months ended September 30, 2021, we had a net increase to our assets and liabilities of $1,537,366 for similar reasons.

Cash flows from financing activities were $773,387 and $724,356 for the nine months ended September 30, 2021 and 2020, respectively. For the nine months ended September 30, 2021, these cash flows were generated primarily from proceeds from sale of Series D Preferred Stock of $233,244 and common stock of $610,502, proceeds from convertible notes, loans and advances of $1,961,685 offset by payment on convertible loans, advances and factoring agreements of $2,024,497 and payments on convertible notes and amounts payable – related party of $5,827. For the nine months ended September 30, 2020, cash flows from financing activities primarily came from proceeds from convertible notes, loans and advances of $1,311,800 offset by payments on convertible loans, advances and factoring agreements of $818,978 and payments on convertible notes and amounts payable – related parties of $130,349.

Cash flows used in investing activities were $219,298 and $429,886, respectively, for the nine months ended September 30, 2021 and 2020. These cash flows were used for the purchase of equipment.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, around March 18, 2020 for a period of time, the Company closed its Blue Collar office in Los Angeles and its TPT SpeedConnect offices in Michigan, Idaho and Arizona. Most employees were working remotely, however this was not possible with certain employees and all subcontractors that work for Blue Collar. The Company has opened up most of it operations and continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company has taken advantage of the stimulus offerings and received $722,200 in April 2020 and $680,500 in February 2021. The Company applied for forgiveness of these amounts and $722,200 was forgiven as of September 30, 2021 and the remainder was forgiven subsequent to September 30, 2021. The Company will try and take advantage of additional stimulus as it is available.

The Company is also in the process of raising debt and equity financing. Through September 30, 2021, the Company raised $843,746 from sales of Common Stock and Series D Preferred Stock. Most of this was by way of its agreement with White Lion where they agreed to provide the Company of up to $5,000,000 through a registration statement that was filed with the SEC. In addition, subsequent to September 30, 2021, the Company entered securities purchase agreements for a total of $2,174,000 with which it drew upon and was able to pay off certain debt and address working capital issues.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2020 and 2019. Financing activities described below have helped with working capital and other capital requirements.

We incurred $8,119,268 and $14,028,165, respectively, in losses, and we used $489,573 and $328,251, respectively, in cash for operations for the years ended December 31, 2020 and 2019. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, promissory note issued for research and development, note payable issued for legal fees, derivative expense or gain, gain on extinguishment of debt, loss on conversion of notes payable, impairment of goodwill and long-loved assts and share-based compensation which totaled to a net $5,378,277 for 2020 and $13,091,764 for 2019.

In addition, we report increases and reductions in liabilities as uses of cash and deceases assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities. For the year ended December 31, 2020, we had a net increase in our assets and liabilities of $2,251,418 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and an increase in the balances from our operating lease liabilities. For the year ended December 31, 2019 we had a net increase to our assets and liabilities of $608,150 for similar reasons.

Cash flows from financing activities were $817,608 and $1,390,538 for the years ended December 31, 2020 and 2019, respectively. For the year ended December 30, 2020, these cash flows were generated primarily from proceeds from proceeds from sale of non-controlling interests in QuikLABS of $460,000, proceeds from convertible notes, loans and advances of $1,753,204 offset by payment on convertible loans, advances and factoring agreements of $1,169,330 and payments on convertible notes and amounts payable – related parties of $212,256. For the year ended December 31, 2019, cash flows from financing activities primarily came from proceeds from convertible notes, loans and advances of $2,613,047 offset by payments on convertible loans, advances and factoring agreements of $1,440,139.

Cash flows used in investing activities were $500,898 and $901,901, respectively, for the years ended December 31, 2020 and 2019. For the year ended December 31, 2020 these cash flows were used primarily for the acquisition of property and equipment of $424,560 and the purchase of intangibles of $76,798. For the year ended December 31, 2019 cash flows for investing activities were used to acquire property and equipment and the payment for business acquisitions.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, around March 18, 2020 for a period of time, the Company closed its Blue Collar office in Los Angeles and its TPT SpeedConnect offices in Michigan, Idaho and Arizona. Most employees were working remotely, however this is not possible with certain employees and all subcontractors that work for Blue Collar. The Company continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company has taken advantage of the stimulus offerings and received $722,200 in April 2020 and $680,500 in February 2021 and believes it has used these funds as is prescribed by the stimulus offerings to have the entire amounts forgiven. The Company has applied for forgiveness of the original stimulus of $722,200. The forgiveness process for stimulus funded in February 2021 has not begun. The Company will try and take advantage of additional stimulus as it is available and is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues continue to decline because of the COVID-19 closures.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.